FINANCIAL RISK MANAGEMENT (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
cash and cash equivalents	$ 286,056	$ 270,181
working capital	21,298	200,462
Cash and cash equivalents	$ 286,056	$ 270,189